Borrowings (Details Textual) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Borrowings (Textual) [Abstract]
Excess of fair value over carrying value of debt	$ 2.2	$ 2.0
Initiation date of credit facility	Sep. 19, 2012
Amount borrowed under credit facility	10
Expiration date of credit facility	Sep. 19, 2013
Short-term borrowings and the current portion of long-term debt	4.7
Borrowed under the commercial paper program	$ 2.4